STOCK OPTION (Details Narrative) - USD ($)		9 Months Ended		12 Months Ended
	Jul. 14, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
STOCK OPTIONS
Stock options granted outstanding common stock shares percentage	10.00%	10.00%
Unrecognized stock-based compensation expense		$ 312,693
Weighted-average fair value of awards granted		$ 0.47	$ 0.48
Stock options to employees and consultants term	10 years	10 years
Options granted exercisable term	4 years	4 years
Total stock options granted	1,800,000			1,800,000